SEVERANCE PAY LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Schedule of Defined Contribution Plans
	Year ended December 31,
	2023	2022	2021

Expenses – defined contribution plan	$816	$877	$837